Shareholder Report, Line Graph (Details) 196919_Pacer Pacific Asset Floating Rate High Income ETF_TF_TSR Annual {TF} - USD ($)												12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2026
Pacer Aristotle Pacific Floating Rate High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name												Pacer Aristotle Pacific Floating Rate High Income ETF NAV
Accumulated Value	$ 15,204	$ 14,388	$ 12,704	$ 12,345	$ 12,220	$ 11,013	$ 11,411	$ 10,947	$ 10,696	$ 10,181	$ 10,087	$ 16,288
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,714	10,844	11,006	11,053	12,081	12,114	10,929	10,380	10,413	10,327	10,054	$ 12,189
Morningstar LSTA U.S. Leveraged Loan 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar LSTA U.S. Leveraged Loan 100 Index
Accumulated Value	$ 15,872	$ 14,838	$ 13,311	$ 12,828	$ 12,611	$ 11,247	$ 11,721	$ 11,189	$ 10,764	$ 10,062	$ 10,120	$ 16,925